Statements of Operations (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
General and Administrative Expenses
Filing Fees	$ 10,200	$ 1,025
Professional Fees	27,564	5,246
Management Fees	34,557
Bank Service Charges
Office Costs
Other Expenses		139
Total General and Administrative Expenses	72,321	6,410
Loss from Disposal of investment in Equity
Net Loss Before Minority Interest
Net Loss for the Period	$ (72,321)	$ (6,410)
Net Loss Per Share
Basic and Diluted Loss per Share	(0.009)	(0.009)
Weighted Average Number of Shares Outstanding	101,305,000	101,305,000